Bank credit lines, loan facilities and notes - Schedule of Contractual Maturities of Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2026	$ 529,762
2027	779,762
2028	857,164
2029	750,000
2030 and thereafter	500,000
Total debt	$ 3,416,688	$ 3,446,450	$ 3,806,213